Concentration of Risk	12 Months Ended
Jun. 30, 2021
Risks and Uncertainties [Abstract]
Concentration of risk

Note 17 – Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. As of June 30, 2021 and 2020, $8,739 and $130,154 were deposited in banks located in the PRC, respectively. nil and $40,085 of these balances are not covered by insurance as the deposit insurance system in China only insured each depositor at one bank for a maximum of approximately $70,000 (RMB 500,000). The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD $500,000 (approximately $73,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2021 and June 30, 2020, $572,504 and $614,255 were deposited in banks located in Hong Kong, respectively. $506,701 and $544,570 of these balances are not covered by insurance.

Customer concentration risk

For the year ended June 30, 2021, four customers accounted for 64.6% of the Company’s revenues. For the year ended June 30, 2020, three customers accounted for 72.7% of the Company’s revenues. For the year ended June 30, 2019, three customers accounted for 61.6% of the Company’s revenues.

As of June 30, 2021, one customer which is a related party accounted for the Company’s 100% accounts receivable. As of June 30, 2020, three customers accounted for approximately 90.6% of the Company’s accounts receivable (including related-party and third-party).